Note 5 - Trade Receivables and Others	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5
) Trade receivables and others

Trade receivables and others are analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Other receivables (1)	139	108,585	544
Accrued receivables excluding rebates related to capital expenditures	730	5,539	691
Research tax credit (2)	11,022	13,503	-
Other tax credits	251	538	333
Prepaid expenses	5,898	4,211	5,403
VAT refund	2,675	2,807	1,995
Trade account receivables	-	2,522	2,816
Prepayments made to suppliers	430	1,264	197
Refund to be received (“CVAE”)	267	43	-
Rebate related to capital expenditures (3))	-	13,100	6,762
Receivables and others - current	21,412	152,112	18,741
Research tax credit (2)	-	-	16,737
Receivables and others - non-current	-	-	16,737
Trade receivables and others - excluding rebates related to capital expenditures	21,412	139,012	28,716
_________________
(1)	“Other receivables” as of
December
31,
2018,
mainly related to AstraZeneca as a result of the exercise of the monalizumab exclusive license option (
$100,000
 thousand or
€87,655
thousand) and option granted on
IPH5201
(
$24,000
 thousand or
€20,961
thousand). These amounts were paid in the
first
quarter of
2019,
see Note
1.1.a
and Note
1.1.c
for agreements description.

(2)	In accordance with the principles described in Note
2.u,
the research tax credit (
Crédit d’Impôt Recherche
or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates. The Company obtained the repayment of the CIR for the tax year
2017
in the amount of
€11,022
 thousand in
2018
and the repayment of the CIR for the tax year
2018
in the amount of
€13,503
thousand in
July 2019.
The CIR for the tax year
2019
amounted to
16,737
thousand. Following the fact that the Company
no
longer meets the eligibility criteria for the SME status as of
December 31, 2019,
the CIR for the tax year
2019
will in principle be offset against the French corporate income tax due by the company with respect to the three
following years, or refunded if necessary upon expiry of such a period (see note
2.u
).

(3)	The rebate refers to a definitive rebate of
$7,580
thousand as of
December 31, 2019 (
$15,000
thousand as of
December 31, 2018)
granted by AstraZeneca in connection with the acquisition of Lumoxiti rights and that will be paid in
2020.
This decrease of $
7,420
thousand (
€6,455
thousand) is based on the final cost figures for the
2019
financial year for Lumoxiti and invoiced by AstraZeneca. The carrying amount of the intangible asset has been adjusted accordingly (see note
6
).

Trade receivables and others have payment terms of less than one
year.
No
valuation allowance was recognized on trade receivables and others as the credit risk of each of debtors was considered as not
significant.